Stock-Based Compensation (Details) (2004 Long-Term Incentive Compensation Plan [Member], USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011
2004 Long-Term Incentive Compensation Plan [Member]
Stock Based Compensation (Textual) [Abstract]
Stock options granted during the period	371,000
Weighted-average fair value per option for options granted	$ 18.62
Weighted average exercise price per share for options granted	$ 55.06
Restricted stock and units granted during the period	1,345,000
Weighted-average fair value per stock or unit granted, restricted stock	$ 54.98
Compensation expense, net of reimbursements	$ 18	$ 19
Unrecognized compensation cost of nonvested options and restricted stock, net of estimated forfeitures	$ 113
Weighted-average period of unrecognized compensation cost expected to be recognized	1.89